Finance and investment income, finance costs and revaluation and retranslation of financial instruments - Summary of Finance Income, Finance Costs and Revaluation and Retranslation of Financial Instruments (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement [Line Items]
Income from equity investments	£ (17.8)	£ (8.7)		£ (18.3)
Finance income	69.4	82.7	[1]	99.0	[1]
Net interest expense on pension plans	1.8	2.9		3.5
Interest expense related to lease liabilities	(88.4)	(98.5)		(105.1)
Finance costs	283.6	312.0	[1]	359.1	[1]
Revaluation and Retranslation of Financial Instruments	(87.8)	(147.2)	[1]	163.8	[1]
Continuing Operations
Statement [Line Items]
Income from equity investments	17.9	8.7		18.3
Interest income	51.5	74.0		80.7
Finance income	69.4	82.7		99.0
Net interest expense on pension plans	1.8	2.9		3.5
Interest on other long-term employee benefits	2.4	3.1		3.9
Interest expense and similar charges	188.5	205.0		252.0
Interest expense related to lease liabilities	90.9	101.0		99.7
Finance costs	283.6	312.0		359.1
Movements in fair value of treasury instruments	9.1	15.4		0.4
Premium on the early repayment of bonds	(13.0)	0.0		(63.4)
Revaluation of investments held at fair value through profit or loss	(7.5)	8.0		9.1
Revaluation of put options over non-controlling interests	(40.6)	12.3		(24.3)
Revaluation of payments due to vendors (earnout agreements)	(58.7)	13.4		(3.7)
Retranslation of financial instruments	£ 22.9	£ (196.3)		£ 245.7

[1]	Figures have been restated as described in the accounting policies.